March 21, 2013

John Reynolds

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HF2 Financial Management Inc.
Amendment No. 4 to Registration Statement on Form S-1
Filed March 21, 2013
File No. 333-186264

VIA COURIER AND EDGAR

Dear Mr. Reynolds:

On behalf of our client, HF2 Financial Management Inc. (f/k/a H2 Financial Management Inc.) (the “Company”), we are submitting this letter in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) communicated by James Lopez of the Staff to Bingham McCutchen LLP, counsel to the Company, in a telephone conversation on March 20, 2013 relating to the Company’s Amendment No. 3 to Registration Statement on Form S-1 (the “Registration Statement”), which was filed on March 20, 2013. This letter is being submitted with Amendment No. 4 to the Registration Statement (“Amendment No. 4”).

In response to the last bullet point of comment #2 and comment #3 of the Staff’s letter dated March 14, 2013 to Mr. Richard S. Foote, President and Chief Executive Officer of the Company, the Company has revised the disclosure on pages 13,16, 24 and 69 of Amendment No. 4.

The Company confirms that, after the effectiveness of the Registration Statement and within the time period required by Form 8-K, it will file on a Form 8-K the executed versions of the Amended and Restated Certificate of Incorporation of the Company and each of the Letter Agreements included as exhibits 10.1.1 through 10.1.23 to the Registration Statement.

Thank you for your prompt attention to the Company’s responses to the comments. Should you have any questions or comments with respect to this submission, please call the undersigned at (212) 705-7466.

Sincerely,

/s/ Floyd I. Wittlin
Floyd I. Wittlin

cc:	Richard S. Foote (HF2 Financial Management Inc.)
R. Bradley Forth (HF2 Financial Management Inc.)
David Alan Miller, Esq. (Graubard Miller)
Jeffrey M. Gallant, Esq. (Graubard Miller)